Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Liabilities Measured on Recurring Basis	Liabilities measured at fair value on a recurring basis as of December 31, 2022 were as follows:

	Fair value measurements as of December 31, 2022
	Level 1	Level 2	Level 3	Total

	(in thousands)

Liabilities
Convertible notes	—	—	4,270	4,270
Warrants	—	—	3,004	3,004

Total	$—	$—	$7,274	$7,274

Liabilities measured at fair value on a recurring basis as of December 31, 2022 were as follows:

	Fair value measurements as of December 31, 2022
	Level 1	Level 2	Level 3	Total
	(in thousands)
Liabilities
Convertible notes	$—	$—	$4,270	$4,270
Warrants	—	—	3,004	3,004

Total	$—	$—	$7,274	$7,274

Schedule of Fair Value Measurement of Liabilities Using Unobservable Inputs Reconciliation
The following tables summarize the activity for the Company Level 3 liabilities measured at fair value on a recurring basis for the nine months ended September 30, 2023:

(in thousands)	Convertible Notes
Fair value at December 31, 2022	$4,270
Issuance of convertible notes	—
Change in estimated fair value of financial instruments	252
Conversion of convertible notes into common stock	(4,521)

Fair value at September 30, 2023	$—

(in thousands)	Warrants
Fair value at December 31, 2022	$3,004
Issuance of warrants	—
Change in estimated fair value of financial instruments	(2,266)
Exercise of stock warrants	(738)

Fair value at September 30, 2023	$—

The following tables summarize the activity for the Company Level 3 liabilities measured at fair value on a recurring basis for the nine months ended September 30, 2022:

(in thousands)	Convertible Notes
Fair value at December 31, 2021	—
Issuance of convertible notes	5,902
Change in estimated fair value of financial instruments	24
Conversion of convertible notes into Series A preferred stock	(5,926)

Fair value at September 30, 2022	$—

The following tables summarize the activity for the Company’s Level 3 liabilities measured at fair value on a recurring basis:

(in thousands)	SAFE Liability
Fair value at December 31, 2020	$4,655
Issuance of SAFEs and ASAs	3,416
Change in estimated fair value of financial instruments	251
Conversion of ASAs into common stock	(5,667)
Conversion of SAFEs into series seed preferred stock	(2,655)

Fair value at December 31, 2021	—

Fair value at December 31, 2022	$—

(in thousands)	Convertible Notes
Fair value at December 31, 2020	$2,546

Issuance of convertible notes	14,620
Change in estimated fair value of financial instruments	(5,193)
Conversion of convertible notes into Series Seed preferred stock	(1,947)
Conversion of convertible notes into Series A preferred stock	(10,026)

Fair value at December 31, 2021	—

Issuance of convertible notes	10,303
Change in estimated fair value of financial instruments	107
Conversion of convertible notes into Series A preferred stock	(5,926)

Fair value at December 31, 2022	$4,270

(in thousands)	Warrant Liability
Fair value at December 31, 2021	$—

Issuance of warrants	3,482
Change in estimated fair value of financial instruments	(478)

Fair value at December 31, 2022	$3,004